ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Narrative (Details)	3 Months Ended
	Mar. 31, 2023 USD ($) property	Dec. 31, 2022 USD ($)
Real Estate [Line Items]
Assets held for sale	$ 10,784,000	$ 645,000
Liabilities held for sale	0	0
Actively marketed property	29,393,000	$ 31,007,000
Sale of actively marketed property	1,614,000
Hawaii Land
Real Estate [Line Items]
Gain on asset sales	3,900,000
Sale of actively marketed property	1,600,000
Diversified Fresh Produce - Americas & ROW
Real Estate [Line Items]
Gain on asset sales	300,000
Diversified Fresh Produce - Americas & ROW | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 300,000
Diversified Fresh Produce - Americas & ROW | Properties in US
Real Estate [Line Items]
Number of held-for-sale assets sold | property	2
Diversified Fresh Produce - Americas & ROW | Properties in US | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 3,400,000
Diversified Fresh Produce - EMEA | Properties in Ireland
Real Estate [Line Items]
Number of held-for-sale assets sold | property	1
Diversified Fresh Produce - EMEA | Properties in Ireland | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 200,000
Fresh Vegetables | Disposal Group, Held-for-sale, Not Discontinued Operations
Real Estate [Line Items]
Net book value of disposal group assets	$ 6,900,000